Other Non-Current Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Mar. 01, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
KOSH deep groundwater pollution liability	R 0	R 37
Sibanye Beatrix ground swap royalty	2	1
Other	3	3
Total non-current liabilities	R 5	R 41
Contingent liability assumed in business combination			R 37